Restructuring - Net Restructuring by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net Restructuring by Type
Restructuring, Staff related		€ 50	€ 181	€ 34	€ 184
of which [Abstract]
Termination Payments		42	90	23	85
Retention Acceleration		8	86	11	94
Social Security		0	5	0	5
Restructuring, Non Staff related	[1]	0	1	(1)	(3)
Total Net Restructuring Charges		€ 50	€ 182	€ 33	€ 181

[1]	Contract costs, mainly related to real estate and technology